Loss Before Income Tax	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Loss Before Income Tax
17.	LOSS BEFORE INCOME TAX

a.	Other gains and losses

	For the nine months ended September 30
	2018	2019
Net foreign exchange gains	$120,311	$128,820
Loss on disposal of property, plant and equipment	—	(75,296)
Loss on lease modification	—	(64,287)
Net loss on fair value changes of financial assets at fair value through profit or loss	—	(21,998)
Others	50,224	(5,529)

	$170,535	$(38,290)

b.	Finance costs

	For the nine months ended September 30
	2018	2019
Interest on government loans	$333,367	$327,223
Other interest expenses	—	256,905
Interest on lease liabilities	—	24,374

	$333,367	$608,502

c.	Depreciation and amortization

	For the nine months ended September 30
	2018	2019
Property, plant and equipment	$174,404	$155,663
Right-of-use assets	—	201,411
Computer software	4,726	3,369

	$179,130	$360,443

All depreciation and amortization expenses were recognized as general and administrative expenses for the nine months ended September 30, 2018 and 2019
.

d.	Employee benefits expense

	For the nine months ended September 30
	2018	2019
Short-term benefits	$6,454,802	$3,389,244
Post-employment benefits	329,111	268,257
Share-based payments recognized (reversed) (Note 20)
Equity-settled	420,044	42,511
Cash-settled	1,386,000	(255,062)

Total employee benefits expense	$8,589,957	$3,444,950

Summary of employee benefits expense by function
General and administrative expenses	$5,280,821	$2,306,923
Research and development expenses	3,309,136	1,138,027

	$8,589,957	$3,444,950

e.	Employees’ compensation and remuneration of directors
Under the Company’s Articles of Incorporation, the Company shall accrue employees’ compensation and remuneration of directors at the rates of no less than 0.1% and no higher than 1%, respectively, of profit before income tax, net of employees’ compensation and remuneration of directors.
The Company had accumulated deficits for the nine months ended September 30, 2018 and 2019; therefore, no compensation for employees and remuneration of directors was accrued.